Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Adjustments for income and expenses from operating activities
(1)	Adjustments for income and expenses from operating activities for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Interest income	￦	(63,401)	(69,936)	(76,045)
Dividends		(10,011)	(35,143)	(12,416)
Gain on foreign currency translations		(4,576)	(2,776)	(7,110)
Gain on disposal of long-term investment securities		—	—	(4,890)
Gain on valuation of derivatives		(2,499)	(6,532)	(223,943)
Gain on settlement of derivatives		(29,277)	(20,399)	—
Gain relating to investments in subsidiaries, associates and joint ventures, net		(449,543)	(3,270,912)	(2,245,732)
Gain on sale of accounts receivable — other		(15,855)	(20,023)	(18,548)
Gain on disposal of property and equipment and intangible assets		(8,942)	(38,933)	(13,991)
Gain on business transfer		(69,522)	—	—
Gain relating to financial assets at FVTPL		(4,504)	(83,636)	(33)
Gain relating to financial liabilities at FVTPL		(56)	—	—
Reversal of impairment loss on available-for-sale financial assets		—	—	(9,900)
Other income		(1,890)	(952)	(1,129)
Interest expense		397,890	307,319	299,100
Loss on foreign currency translations		4,948	2,397	8,419
Loss on disposal of long-term investment securities		—	—	36,024
Other finance costs		—	—	14,519
Loss on sale of accounts receivable — other		5,823	—	9,682
Loss on settlement of derivatives		641	12,554	10,031
Income tax expense		300,713	843,978	745,654
Expense related to defined benefit plan		175,165	147,722	127,696
Share option		2,073	789	414
Depreciation and amortization		3,935,841	3,284,339	3,247,519
Bad debt expense		28,841	38,211	34,584
Loss on disposal of property and equipment and intangible assets		56,248	87,257	60,086
Impairment loss on property and equipment and intangible assets		65,935	255,839	54,946
Loss relating to financial liabilities at FVTPL		43	1,535	678
Loss relating to financial assets at FVTPL		7,753	22,507	—
Bad debt for accounts receivable — other		5,802	7,718	5,793
Loss on impairment of investment assets		1,670	3,157	9,003
Other expenses		21,727	102,839	46,353

	￦	4,351,037	1,568,919	2,096,764

Changes in assets and liabilities from operating activities
(2)	Changes in assets and liabilities from operating activities for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Accounts receivable — trade	￦	(211,712)	175,841	46,144
Accounts receivable — other		48,399	319,913	(159,960)
Accrued income		151	—	14
Advanced payments		(12,204)	13,393	(1,269)
Prepaid expenses		(660,891)	(3,597)	(28,362)
Inventories		115,893	(13,429)	(17,958)
Long-term accounts receivable — other		(56,216)	11,064	(137,979)
Guarantee deposits		6,392	(258)	14,696
Contract assets		(68,805)	9,161	—
Accounts payable — trade		(23,607)	(58,487)	(26,151)
Accounts payable — other		167,595	(271,128)	134,542
Advanced receipts		—	—	(13,470)
Contract liabilities		33,574	11,328	—
Withholdings		(31,545)	129,492	(13,041)
Deposits received		(3,112)	(333)	(4,916)
Accrued expenses		117,367	(102,246)	116,065
Unearned revenue		—	—	(339)
Provisions		(37,134)	(4,298)	(20,488)
Long-term provisions		(1,699)	1,193	(2,449)
Plan assets		(130,790)	(123,075)	(95,828)
Retirement benefit payment		(84,098)	(63,957)	(60,883)
Others		(3,893)	(4,628)	10,164

	￦	(836,335)	25,949	(261,468)

Significant non-cash transactions
(3)	Significant non-cash transactions for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Increase in accounts payable — other relating to acquisition of property and equipment and intangible assets	￦	438,622	1,162,301	44,214
Increase of right-of-use assets		618,811	—	—
Investment in subsidiary from comprehensive stock exchange		—	129,595	—
Contribution in kind for investments		78,900	—	—

Reconciliation of Lliabilities Arising from Financing Activities
(4)	Reconciliation of liabilities arising from financing activities for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	2019
	December 31, 2018		Impact of adopting IFRS 16	January 1, 2019	Cash flows		Non-cash transactions
							Exchange rate changes	Fair value changes	Business combinations	Other changes	December 31, 2019
Total liabilities from financing activities:
Short-term borrowings	￦	80,000	—	80,000		(59,860)	(2)	—	465	—	20,603
Long-term borrowings		2,104,996	—	2,104,996		(89,882)	1,129	—	—	6,294	2,022,537
Debentures		7,466,852	—	7,466,852		693,444	59,157	223	—	1,157	8,220,833
Lease liabilities		—	663,827	663,827		(393,398)	—	—	955	441,356	712,740
Long-term payables — other		2,393,027	—	2,393,027		(428,153)	(84)	—	—	6,819	1,971,609
Derivative financial liabilities		4,184	—	4,184		626	83	(3,850)	—	—	1,043
Derivative financial assets		(55,457)	—	(55,457)		11,800	—	(98,958)	—	(2,271)	(144,886)

	￦	11,993,602	663,827	12,657,429		(265,423)	60,283	(102,585)	1,420	453,355	12,804,479
Other cash flows from financing activities:
Payments of cash dividends					￦	(718,698)
Payments of interest on hybrid bonds						(14,766)
Disposal of treasury shares						300,000
Cash inflow from transactions with the non-controlling shareholders						101,398
Cash outflow from transactions with the non-controlling shareholders						(39,345)

						(371,411)

					￦	(636,834)

(In millions of won)
	2018
	January 1, 2018		Cash flows		Non-cash transactions
					Exchange rate changes	Fair value changes	Business combinations	Other changes	December 31, 2018
Total liabilities from financing activities:
Short-term borrowings	￦	130,000		(87,701)	—	—	36,201	1,500	80,000
Long-term borrowings		252,817		139,406	2,281	—	1,708,638	1,854	2,104,996
Debentures		7,086,187		321,671	55,523	1,911	—	1,560	7,466,852
Long-term payables – other		1,641,081		(305,644)	—	—	—	1,057,590	2,393,027
Derivative financial liabilities		39,470		(4,031)	13,595	(7,163)	—	(37,687)	4,184
Derivative financial assets		(253,213)		(2,000)	2,000	(19,849)	—	217,605	(55,457)

	￦	8,896,342		61,701	73,399	(25,101)	1,744,839	1,242,422	11,993,602

Other cash flows from financing activities:
Payments of cash dividends			￦	(706,091)
Issuance of hybrid bonds				398,759
Repayment of hybrid bonds				(400,000)
Payments of interest on hybrid bonds				(15,803)
Capital increase by subsidiaries and others				499,926
Transactions with the non-controlling shareholders				(76,805)

				(300,014)

			￦	(238,313)